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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-22051

ING International High Dividend Equity Income Fund
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)        (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Australia: 8.9%
38,229		Amcor Ltd.	$383,463	0.5
12,905		Australia & New Zealand Banking Group Ltd.	374,872	0.5
11,648		BHP Billiton Ltd.	397,236	0.5
207,152		CFS Retail Property Trust	386,689	0.5
32,130		Coca-Cola Amatil Ltd.	353,467	0.4
81,813		Goodman Group	360,097	0.4
146,939		Incitec Pivot Ltd.	346,663	0.4
68,956		Insurance Australia Group	379,970	0.5
124,619		Metcash Ltd.	346,057	0.4
11,557		National Australia Bank Ltd.	364,020	0.4
148,960		Pan Australian Resources Ltd.	206,019	0.2
6,433		Rio Tinto Ltd.	387,365	0.5
555,381		Sigma Pharmaceuticals Ltd.	298,339	0.4
250,790		Spark Infrastructure Group	370,634	0.5
111,168		Stockland	389,346	0.5
33,255		Suncorp-Metway Ltd.	399,467	0.5
99,881		Sydney Airport	354,575	0.4
73,344		Toll Holdings Ltd.	381,539	0.5
57,846		Transurban Group	369,175	0.4
12,533		Westpac Banking Corp.	375,123	0.5
			7,224,116	8.9

		Austria: 0.6%
95,204		Immofinanz Immobilien Anlagen AG	455,850	0.6

		Belgium: 2.1%
504		Bekaert SA	18,303	0.0
27,084		Belgacom S.A.	804,398	1.0
36,776	@	bpost SA	782,054	1.0
5,000		Mobistar SA	91,763	0.1
			1,696,518	2.1

		Brazil: 0.8%
40,032		CPFL Energia SA ADR	663,330	0.8

		Canada: 1.0%
9,300		Canadian Imperial Bank of Commerce	799,893	1.0

		China: 8.9%
121,500		BOC Hong Kong Holdings Ltd.	410,263	0.5
662,000		China BlueChemical Ltd.	449,150	0.6
642,000		China Communications Services Corp., Ltd.	420,154	0.5
475,380		China Construction Bank	384,730	0.5
33,000		China Mobile Ltd.	357,079	0.4
471,400		China Petroleum & Chemical Corp.	406,434	0.5
164,000		China Resources Power Holdings Co.	396,419	0.5
924,000		China Shanshui Cement Group Ltd.	366,675	0.4
221,000		China Shineway Pharmaceutical Group Ltd.	318,834	0.4
732,000		China Telecom Corp., Ltd.	395,127	0.5
291,000		Digital China Holdings Ltd.	339,268	0.4
434,000		Guangdong Investment Ltd.	401,306	0.5
496,000		Harbin Electric Co. Ltd.	326,414	0.4
523,118		Industrial and Commercial Bank of China Ltd.	375,470	0.5
324,000		Jiangsu Expressway Co. Ltd.	429,629	0.5
730,000		Parkson Retail Group Ltd.	224,109	0.3
352,000		PetroChina Co., Ltd.	417,582	0.5
114,000		Shanghai Industrial Holdings Ltd.	384,784	0.5
420,000		Zhejiang Expressway Co., Ltd.	391,087	0.5
			7,194,514	8.9

		Denmark: 0.8%
2		AP Moller — Maersk A/S — Class B	20,229	0.0
11,396		FLSmidth & Co. A/S	594,342	0.8
			614,571	0.8

		Finland: 0.9%
32,486		Fortum OYJ	743,491	0.9

		France: 9.4%
15,656		Alstom	573,905	0.7
24,355		AXA S.A.	637,121	0.8
9,300		BNP Paribas	696,893	0.9
23,736		Bouygues S.A.	893,178	1.1
20,132		Carrefour S.A.	790,530	1.0
18,755		Electricite de France SA	697,272	0.9
26,284		Etablissements Maurel et Prom	401,821	0.5
22,436		Eutelsat Communications	659,187	0.8
12,076		Sanofi	1,275,941	1.6
14,623		Vinci S.A.	939,039	1.1
			7,564,887	9.4

		Germany: 4.9%
8,544		DaimlerChrysler AG	706,865	0.9
9,603		Deutsche Boerse AG	742,219	0.9
50,997		Deutsche Telekom AG	808,486	1.0
38,756		E.ON AG	745,070	0.9
18,141		Metro AG	909,416	1.1
768		Wincor Nixdorf AG	52,479	0.1
			3,964,535	4.9

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Hong Kong: 3.2%
862,000		Champion REIT	$386,314	0.5
56,000		Cheung Kong Infrastructure Holdings Ltd.	369,255	0.5
46,000	@	CLP Holdings Ltd.	376,920	0.5
4,440,000		Emperor Watch & Jewellery Ltd.	360,700	0.4
108,000		Hang Lung Properties Ltd.	362,298	0.4
78,433		Link Real Estate Investment Trust	383,236	0.5
57,400		Television Broadcasts Ltd.	359,865	0.4
			2,598,588	3.2

		India: 2.7%
154,192		Bharat Heavy Electricals Ltd.	385,436	0.5
79,015		Coal India Ltd.	343,925	0.4
1,168,024		NHPC Ltd.	340,183	0.4
160,476		NTPC Ltd.	377,723	0.5
75,196		Oil & Natural Gas Corp., Ltd.	359,782	0.4
88,994		Oriental Bank Of Commerce	264,065	0.3
17,155		Punjab National Bank	150,931	0.2
			2,222,045	2.7

		Indonesia: 1.8%
995,500		Bank Negara Indonesia Persero Tbk PT	340,699	0.4
134,000		Indo Tambangraya Megah PT	321,154	0.4
619,500		Indofood Sukses Makmur Tbk PT	343,689	0.5
980,000		XL Axiata Tbk PT	408,666	0.5
			1,414,208	1.8

		Italy: 3.7%
29,705		Assicurazioni Generali S.p.A.	680,628	0.9
156,813		Enel S.p.A.	712,837	0.9
34,704		ENI S.p.A.	830,691	1.0
273,772		Intesa Sanpaolo S.p.A.	659,980	0.8
132,465		Telecom Italia S.p.A. RNC	101,860	0.1
			2,985,996	3.7

		Malaysia: 0.8%
249,115		Berjaya Sports Toto BHD	302,215	0.4
207,900		IJM Corp. Bhd	377,342	0.4
			679,557	0.8

		Netherlands: 2.5%
2,576		Aegon NV	22,877	0.0
17,339		Corio NV	751,101	1.0
34,596		Royal Dutch Shell PLC — Class B	1,211,652	1.5
			1,985,630	2.5

		New Zealand: 0.4%
73,817		Sky Network Television Ltd.	339,121	0.4

		Norway: 0.8%
15,244		Yara International ASA	663,737	0.8

		Portugal: 1.1%
109,100		Energias de Portugal S.A.	412,646	0.5
107,175		Portugal Telecom SGPS S.A.	480,894	0.6
			893,540	1.1

		Singapore: 0.9%
239,000		CapitaMall Trust	370,247	0.5
22,000		United Overseas Bank Ltd.	366,679	0.4
			736,926	0.9

		South Korea: 5.3%
15,150		Hite Jinro Co. Ltd.	362,607	0.4
13,800		Hyundai Marine & Fire Insurance Co., Ltd.	416,861	0.5
1,227		Hyundai Motor Co.	142,566	0.2
2,415		Hyundai Motor Co. — Series 2	289,727	0.4
13,350		Kangwon Land, Inc.	418,488	0.5
10,558		KB Financial Group, Inc.	396,084	0.5
11,420		KT Corp.	363,523	0.5
5,712		KT&G Corp.	423,546	0.5
1,251		POSCO	387,195	0.5
465		Samsung Electronics Co., Ltd. PRF Shares	440,543	0.5
4,551		Samsung Engineering Co. Ltd.	270,267	0.3
9,150		Shinhan Financial Group Co., Ltd.	384,409	0.5
			4,295,816	5.3

		Spain: 3.1%
31,752		Abertis Infraestructuras S.A.	674,616	0.8
13,695		Indra Sistemas S.A.	208,615	0.3
1,309		Repsol YPF S.A.	34,323	0.0
14,165		Tecnicas Reunidas SA	768,382	1.0
50,000		Telefonica S.A.	824,046	1.0
			2,509,982	3.1

		Sweden: 2.4%
47,576		Telefonaktiebolaget LM Ericsson	592,747	0.7
60,164		SSAB Svenskt Staal AB — Class A	434,300	0.6
107,590		TeliaSonera AB	877,072	1.1
			1,904,119	2.4

		Switzerland: 4.6%
44,880		Clariant AG	784,974	1.0
20,719		Credit Suisse Group	618,336	0.7
20,672		Novartis AG	1,634,329	2.0

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Switzerland: (continued)
2,534		Roche Holding AG — Genusschein	$706,796	0 .9
			3,744,435	4 .6

		Taiwan: 4.2%
191,000		Cheng Uei Precision Industry Co., Ltd.	380,616	0 .5
566,635		CTBC Financial Holding Co. Ltd	370,439	0 .4
30,222		MediaTek, Inc.	444,178	0 .5
454,000		Mega Financial Holdings Co., Ltd.	380,973	0 .5
204,000		Powertech Technology, Inc.	315,093	0 .4
173,000		Quanta Computer, Inc.	384,951	0 .5
225,624		Taiwan Semiconductor Manufacturing Co., Ltd.	798,230	1 .0
277,165		TXC Corp.	309,707	0 .4
			3,384,187	4 .2

		Thailand: 0.4%
34,800		PTT PCL-Foreign	319,616	0 .4

		Turkey: 0.9%
30,685		Tupras Turkiye Petrol Rafine	694,851	0 .9

		United Kingdom: 15.3%
14,477		AstraZeneca PLC	830,148	1 .0
127,206		Aviva PLC	893,419	1 .1
162,620		Balfour Beatty PLC	711,116	0 .9
147,880		Barclays PLC	655,332	0 .8
159,858		BP PLC	1,257,183	1 .6
30,758		CRH PLC	779,832	1 .0
1,630		GlaxoSmithKline PLC	43,122	0 .0
105,002		HSBC Holdings PLC (GBP)	1,172,645	1 .4
35,600		HSBC Holdings PLC (HKD)	397,133	0 .5
109,526		ICAP PLC	741,084	0 .9
128,778		J Sainsbury PLC	858,295	1 .1
117,541		Kingfisher PLC	722,090	0 .9
45,435		Land Securities Group PLC	707,762	0 .9
13,095		Rio Tinto PLC	695,426	0 .9
414,023		Royal & Sun Alliance Insurance Group	720,829	0 .9
140,864		Segro PLC	770,235	0 .9
16,568		Standard Chartered PLC	391,881	0 .5
			12,347,532	15 .3

		United States: 6.7%
11,100	@	Ensco PLC	655,788	0 .8
23,700		Freeport-McMoRan Copper & Gold, Inc.	822,153	1 .0
11,700		Kraft Foods Group, Inc.	621,504	0 .8
14,200		Merck & Co., Inc.	707,586	0 .9
8,800		Philip Morris International, Inc.	752,752	0 .9
21,700		Pitney Bowes, Inc.	502,789	0 .6
17,487	@	Teekay LNG Partners L.P.	718,716	0 .9
13,600		Verizon Communications, Inc.	674,832	0 .8
			5,456,120	6 .7

		Total Common Stock (Cost $76,332,631)	80,097,711	99 .1

RIGHTS: 0.0%
		Taiwan: 0.0%
36,144	@	Mega Financial Holdings Co., Ltd.	4,095	0 .0

		Total Rights (Cost $—)	4,095	0 .0

		Total Investments in Securities (Cost $76,332,631)	$80,101,806	99 .1
		Assets in Excess of Other Liabilities	751,818	0 .9
		Net Assets	$80,853,624	100 ..0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $76,534,004.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,621,810
Gross Unrealized Depreciation	(6,054,008)
Net Unrealized Appreciation	$3,567,802

Sector Diversification	Percentage of Net Assets
Financials	26.4%
Energy	10.8
Industrials	10.6
Materials	9.7
Utilities	8.3
Telecommunication Services	8.1
Health Care	7.2
Consumer Staples	7.1
Consumer Discretionary	5.6
Information Technology	5.3
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Common Stock
Australia	$354,575	$6,869,541	$—	$7,224,116
Austria	—	455,850	—	455,850
Belgium	782,054	914,464	—	1,696,518
Brazil	663,330	—	—	663,330
Canada	799,893	—	—	799,893
China	429,629	6,764,885	—	7,194,514
Denmark	—	614,571	—	614,571
Finland	—	743,491	—	743,491
France	—	7,564,887	—	7,564,887
Germany	—	3,964,535	—	3,964,535
Hong Kong	—	2,598,588	—	2,598,588
India	340,183	1,881,862	—	2,222,045
Indonesia	—	1,414,208	—	1,414,208
Italy	—	2,985,996	—	2,985,996
Malaysia	302,215	377,342	—	679,557
Netherlands	—	1,985,630	—	1,985,630
New Zealand	—	339,121	—	339,121
Norway	—	663,737	—	663,737
Portugal	—	893,540	—	893,540
Singapore	—	736,926	—	736,926
South Korea	—	4,295,816	—	4,295,816
Spain	—	2,509,982	—	2,509,982
Sweden	—	1,904,119	—	1,904,119
Switzerland	—	3,744,435	—	3,744,435
Taiwan	—	3,384,187	—	3,384,187
Thailand	—	319,616	—	319,616
Turkey	—	694,851	—	694,851
United Kingdom	720,829	11,626,703	—	12,347,532
United States	5,456,120	—	—	5,456,120
Total Common Stock	9,848,828	70,248,883	—	80,097,711
Rights	—	4,095	—	4,095
Total Investments, at fair value	$9,848,828	$70,252,978	$—	$80,101,806
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(441,182)	$—	$(441,182)
Total Liabilities	$—	$(441,182)	$—	$(441,182)

(1)	For the period ended November 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At November 30, 2013, securities valued at $515,309 were transferred from Level 1 to Level 2. In addition, securities valued at $1,452,673 were transferred from Level 2 to Level 1 within the fair value hierarchy.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING International High Dividend Equity Income Fund Written OTC Options on November 30, 2013:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
900	Deutsche Bank AG	Call on S&P/ASX 200 Index	5,393.601	AUD	12/05/13	$53,794	$(3,954)
1,880	Societe Generale	Call on Euro Stoxx 50® DVP	3,043.470	EUR	12/05/13	118,023	(123,151)
710	Goldman Sachs & Co.	Call on FTSE 100 Index	6,671.830	GBP	12/05/13	95,201	(28,247)

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
1,000	Deutsche Bank AG	Call on Hang Seng Index	22,722.700	HKD	12/05/13	$42,754	$(150,376)
10,700,000	Societe Generale	Call on Korean Stock Exchange KOSPI 200 Index	261.080	KRW	12/05/13	38,142	(89,766)
8,100	Societe Generale	Call on Taiwan Stock Exchange Weighted Index	8,241.260	TWD	12/05/13	28,313	(45,688)
			Total Written OTC Options			$376,227	$(441,182)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Written options	$441,182
Total Liability Derivatives		$441,182

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at November 30, 2013:

	Deutsche Bank AG	Goldman Sachs & Co.	Societe Generale	Totals
Liabilities:
Written options	$154,330	$28,247	$258,605	$441,182
Total Liabilities	$154,330	$28,247	$258,605	$441,182

Net OTC derivative instruments by counterparty, at fair value	$(154,330)	$(28,247)	$(258,605)	(441,182)

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(154,330)	$(28,247)	$(258,605)	$(441,182)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	January 24, 2014